UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22033
MFS SERIES TRUST XIV
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2025
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Institutional
Money Market Portfolio
Annual Shareholder Report
This annual shareholder report contains important information about MFS Institutional Money Market Portfolio for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MFS Institutional Money Market Portfolio	$1	0.01%
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	6,075,331,569	Total Management Fee ($)#:	$0
Total Number of Holdings:	63
# The fund does not pay a management fee.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	47.8%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	26.9%
Commercial Paper	25.3%
Composition including fixed income credit quality
A-1+	41.4%
A-1	58.6%
Maturity breakdown
0 - 7 days	45.7%
8 - 29 days	17.4%
30 - 59 days	22.2%
60 - 89 days	7.0%
90 - 365 days	7.7%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund's prospectus, which is available upon request at 1‑800‑225‑2606.
Effective October 1, 2024, the fund imposed a liquidity fee when daily net redemptions exceed 5.00% of the fund's net assets. The amount of the liquidity fee imposed by the fund depends on certain factors described in the fund's prospectus.
ADDITIONAL INFORMATION
You can find the fund’s financial information at funds.mfs.com. The fund’s holdings as of each month end and the fund’s Form N-MFP reports are available online at mfs.com/mm-reports. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMM-ANN

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. A copy of the Code is attached hereto as EX-99.COE.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller, Clarence Otis, Jr., and Darrell A. Williams, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Buller, Otis, and Williams are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP (“Deloitte”) to serve as independent accountants to the Registrant (hereinafter the "Registrant" or the “Fund”). The tables below set forth the audit fees billed to the Fund as well as fees for non-audit services provided to the Fund and/or to the Fund’s investment adviser, Massachusetts Financial Services Company (“MFS”), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund (“MFS Related Entities”).

For the fiscal years ended August 31, 2025 and 2024, audit fees billed to the Fund by Deloitte were as follows:

Fees Billed by Deloitte		Audit Fees
	2025	2024
MFS Institutional Money Market	35,859	32,596
Portfolio

For the fiscal years ended August 31, 2025 and 2024, fees billed by Deloitte for audit-related, tax and other services provided to the Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

Fees Billed by Deloitte	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2025	2024	2025	2024	2025	2024
To MFS Institutional	0	0	0	0	0	0
Money Market Portfolio

Fees Billed by Deloitte	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2025	2024	2025	2024	2025	2024
To MFS and MFS Related	0	0	0	0	452,513	0
Entities of MFS Institutional
Money Market Portfolio*

Fees Billed by Deloitte			Aggregate Fees for Non-audit Services
			2025		2024
To MFS Institutional Money Market			470,440		0
Portfolio, MFS and MFS Related Entities#

*This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Fund (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

# This amount reflects the aggregate fees billed by Deloitte for non-audit services rendered to the Fund and for non- audit services rendered to MFS and the MFS Related Entities.

1 The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’ including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

2 The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

3 The fees included under “All Other Fees” are fees for products and services provided by Deloitte other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Fund and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre- approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

Item 4(i):

Not applicable.

Item 4(j):

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Institutional Money Market Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Institutional Money Market Portfolio
Portfolio of Investments − 8/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Commercial Paper (y) – 25.3%
Automotive – 2.0%
Toyota Motor Credit Corp., 4.31%, due 9/24/2025 (t)	$50,000,000	$49,844,000
Toyota Motor Credit Corp., 4.5%, due 10/14/2025 (t)	25,000,000	24,862,853
Toyota Motor Credit Corp., 4.27%, due 2/17/2026 (t)	50,000,000	49,010,165
		$123,717,018
Consumer Products – 0.8%
Proctor Gamble Corp., 4.37%, due 9/18/2025 (t)	$50,000,000	$49,880,910
Energy - Integrated – 3.7%
TotalEnergies Capital S.A., 4.43%, due 9/05/2025 (t)	$40,000,000	$39,966,088
TotalEnergies Capital S.A., 4.39%, due 9/25/2025 (t)	50,000,000	49,838,100
TotalEnergies Capital S.A., 4.38%, due 9/29/2025 (t)	60,000,000	59,777,850
TotalEnergies Capital S.A., 4.47%, due 10/14/2025 (t)	50,000,000	49,725,620
TotalEnergies Capital S.A., 4.39%, due 1/09/2026 (t)	25,000,000	24,611,960
		$223,919,618
Food & Beverages – 0.7%
Coca-Cola Co., 4.42%, due 9/22/2025 (t)	$40,000,000	$39,885,492
Internet – 0.6%
Alphabet Inc., 4.4%, due 9/23/2025 (t)	$40,000,000	$39,880,556
Major Banks – 9.2%
ANZ Bank, 4.43%, due 11/24/2025 (t)	$50,000,000	$49,489,480
ANZ Bank, 4.2%, due 2/23/2026 (t)	50,500,000	49,478,415
ANZ Bank, 4.21%, due 3/03/2026 (t)	41,750,000	40,868,904
Bank of Montreal, 4.39%, due 10/20/2025 (t)	50,000,000	49,688,335
Bank of Montreal, 4.39%, due 10/23/2025 (t)	50,000,000	49,670,510
Canadian Imperial Bank of Commerce, 4.38%, due 9/25/2025 (t)	50,000,000	49,836,995
Sumitomo Mitsui Banking Corp., 4.24%, due 2/25/2026 (t)	50,000,000	48,964,670
Toronto-Dominion Bank, 4.41%, due 9/02/2025 (t)	50,000,000	49,975,895
Toronto-Dominion Bank, 4.42%, due 9/17/2025 (t)	50,000,000	49,884,930
Toronto-Dominion Bank, 4.42%, due 10/10/2025 (t)	50,000,000	49,746,620
Toronto-Dominion Bank, 4.42%, due 10/21/2025 (t)	50,000,000	49,682,280
Toronto-Dominion Bank, 4.26%, due 12/26/2025 (t)	25,000,000	24,653,605
		$561,940,639
Other Banks & Diversified Financials – 3.3%
Mizuho Bank Ltd., 4.43%, due 9/02/2025 (t)	$50,000,000	$49,975,895
Mizuho Bank Ltd., 4.44%, due 10/09/2025 (t)	50,000,000	49,749,690
Mizuho Bank Ltd., 4.44%, due 12/11/2025 (t)	50,000,000	49,385,925
Mizuho Bank Ltd., 4.34%, due 1/06/2026 (t)	50,000,000	49,233,830
		$198,345,340
Pharmaceuticals – 5.0%
Novartis Finance Corp., 4.35%, due 9/12/2025 (t)	$50,000,000	$49,915,795
Novartis Finance Corp., 4.31%, due 10/01/2025 (t)	30,000,000	29,882,328
Sanofi S.A., 4.39%, due 10/17/2025 (t)	50,000,000	49,709,515
IMMFS-ANN

MFS Institutional Money Market Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Commercial Paper (y) – continued
Pharmaceuticals – continued
Sanofi S.A., 4.41%, due 11/10/2025 (t)	$100,000,000	$99,142,290
Sanofi S.A., 4.4%, due 11/25/2025 (t)	40,000,000	39,588,704
Sanofi S.A., 4.27%, due 12/29/2025 (t)	35,000,000	34,507,340
		$302,745,972
Total Commercial Paper (Identified Cost, $1,540,745,854)		$1,540,315,545
U.S. Government Agencies and Equivalents (y) – 47.8%
Fannie Mae, 4.27%, due 9/15/2025	$16,500,000	$16,467,898
Fannie Mae, 4.14%, due 12/02/2025	19,500,000	19,293,395
Federal Farm Credit Bank, 4.3%, due 9/10/2025	15,000,000	14,979,400
Federal Farm Credit Bank, 4.31%, due 9/23/2025	10,000,000	9,971,389
Federal Farm Credit Bank, 4.3%, due 10/02/2025	49,050,000	48,863,079
Federal Farm Credit Bank, 4.29%, due 10/07/2025	50,000,000	49,781,437
Federal Farm Credit Bank, 4.13%, due 12/03/2025	16,000,000	15,828,693
Federal Home Loan Bank, 4.15%, due 9/02/2025	948,128,000	947,693,966
Federal Home Loan Bank, 4.28%, due 9/03/2025	42,000,000	41,975,967
Federal Home Loan Bank, 4.17%, due 9/09/2025	119,250,000	119,099,877
Federal Home Loan Bank, 4.18%, due 9/24/2025	71,450,000	71,237,396
Federal Home Loan Bank, 4.25%, due 10/06/2025	142,800,000	142,191,791
Federal Home Loan Bank, 4.31%, due 10/08/2025	100,000,000	99,551,667
Federal Home Loan Bank, 4.2%, due 10/10/2025	135,000,000	134,364,487
Federal Home Loan Bank, 4.3%, due 10/20/2025	67,900,000	67,504,256
Federal Home Loan Bank, 4.29%, due 10/24/2025	56,400,000	56,045,996
Federal Home Loan Bank, 4.2%, due 10/31/2025	19,600,000	19,461,600
Federal Home Loan Bank, 4.21%, due 11/05/2025	40,000,000	39,691,733
Federal Home Loan Bank, 4.23%, due 11/12/2025	109,300,000	108,370,950
Federal Home Loan Bank, 4.22%, due 11/25/2025	50,000,000	49,501,334
Federal Home Loan Bank, 4.11%, due 12/12/2025	63,300,000	62,558,730
Freddie Mac, 4.25%, due 10/20/2025	78,900,000	78,440,145
Freddie Mac, 4.21%, due 11/03/2025	21,450,000	21,289,554
U.S. Treasury Bill, 4.27%, due 9/11/2025	199,800,000	199,587,712
U.S. Treasury Bill, 4.29%, due 9/16/2025	186,900,000	186,589,625
U.S. Treasury Bill, 4.29%, due 9/30/2025	64,900,000	64,685,542
U.S. Treasury Bill, 4.3%, due 10/09/2025	153,650,000	152,986,744
U.S. Treasury Bill, 4.22%, due 10/14/2025	64,750,000	64,435,149
Total U.S. Government Agencies and Equivalents (Identified Cost, $2,902,938,823)		$2,902,449,512
Repurchase Agreements – 26.9%
BofA Securities, Inc. Repurchase Agreement, 4.32%, dated 8/29/2025, due 9/02/2025, total to be received $67,239,259 (secured by U.S. Treasury and/or U.S. Government Agency Securities valued at $68,803,230)	$67,207,000	$67,207,000
Fixed Income Clearing Corp. – State Street Bank & Trust Co. Repurchase Agreement, 4.3%, dated 8/29/2025, due 9/02/2025, total to be received $1,565,723,280 (secured by U.S. Treasury and/or U.S. Government Agency Securities valued at $1,596,275,203)	1,564,975,569	1,564,975,569
Total Repurchase Agreements, at Cost and Value		$1,632,182,569
Other Assets, Less Liabilities – 0.0%		383,943
Net Assets – 100.0%		$6,075,331,569

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(a)(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.
See Notes to Financial Statements

MFS Institutional Money Market Portfolio
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $4,443,684,677)	$4,442,765,057
Investments in unaffiliated repurchase agreements, at cost and value	1,632,182,569
Receivables for
Interest	584,977
Other assets	3,384
Total assets	$6,075,535,987
Liabilities
Payable to affiliates
Administrative services fee	$190
Shareholder servicing costs	211
Payable for custodian fee	121,234
Payable for audit and tax fees	43,821
Accrued expenses and other liabilities	38,962
Total liabilities	$204,418
Net assets	$6,075,331,569
Net assets consist of
Paid-in capital	$6,076,346,026
Total distributable earnings (loss)	(1,014,457)
Net assets	$6,075,331,569
Shares of beneficial interest outstanding	6,075,549,575
Net asset value per share (net assets of $6,075,331,569 / 6,075,549,575 shares of beneficial interest outstanding)	$1.0000
See Notes to Financial Statements

MFS Institutional Money Market Portfolio
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 8/31/25 Net investment income (loss)
Income
Interest	$294,781,477
Other	5,599
Total investment income	$294,787,076
Expenses
Shareholder servicing costs	$916
Administrative services fee	17,500
Custodian fee	294,403
Shareholder communications	5,093
Audit and tax fees	46,174
Legal fees	37,389
Commitment fee	31,646
Miscellaneous	54,281
Total expenses	$487,402
Fees paid indirectly	(711)
Net expenses	$486,691
Net investment income (loss)	$294,300,385
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(981,007)
Net realized and unrealized gain (loss)	$(981,007)
Change in net assets from operations	$293,319,378
See Notes to Financial Statements

MFS Institutional Money Market Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	8/31/25	8/31/24
Change in net assets
From operations
Net investment income (loss)	$294,300,385	$328,646,171
Net realized gain (loss)	—	7,937
Net unrealized gain (loss)	(981,007)	247,452
Change in net assets from operations	$293,319,378	$328,901,560
Total distributions to shareholders	$(294,300,385)	$(328,646,171)
Change in net assets from fund share transactions	$(934,552,280)	$1,455,231,575
Total change in net assets	$(935,533,287)	$1,455,486,964
Net assets
At beginning of period	7,010,864,856	5,555,377,892
At end of period	$6,075,331,569	$7,010,864,856
See Notes to Financial Statements

MFS Institutional Money Market Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.
	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$1.0001	$1.0001	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations
Net investment income (loss) (d)	$0.0453	$0.0540	$0.0417	$0.0043	$0.0006
Net realized and unrealized gain (loss)	(0.0002)	0.0000 (w)	0.0007	0.0005	0.0000 (w)
Total from investment operations	$0.0451	$0.0540	$0.0424	$0.0048	$0.0006
Less distributions declared to shareholders
From net investment income	$(0.0452)	$(0.0540)	$(0.0423)	$(0.0048)	$(0.0006)
Net asset value, end of period	$1.0000	$1.0001	$1.0001	$1.0000	$1.0000
Total return (%) (r)	4.61	5.53	4.32	0.48	0.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.01	0.01	0.01	0.01	0.01
Net investment income (loss)	4.53	5.40	4.17	0.43	0.06
Net assets at end of period (000 omitted)	$6,075,332	$7,010,865	$5,555,378	$7,936,043	$8,810,489

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(w)	Per share amount was less than $0.0001.
See Notes to Financial Statements

MFS Institutional Money Market Portfolio
Notes to Financial Statements
(1) Business and Organization
MFS Institutional Money Market Portfolio (the fund) is a diversified series of MFS Series Trust XIV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. This fund is available only to certain U.S. registered investment companies managed by MFS. MFS does not receive a management fee from this fund.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund’s Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund’s adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for debt instruments. Debt instruments are generally valued at fair value based on an evaluated bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2025 in valuing the fund's assets and liabilities:

MFS Institutional Money Market Portfolio
Notes to Financial Statements  - continued

Financial Instruments	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$6,074,947,626	$—	$6,074,947,626
For further information regarding security characteristics, see the Portfolio of Investments.
Repurchase Agreements — The fund enters into bilateral repurchase agreements under the terms of Master Repurchase Agreements with approved counterparties, some of which may be novated to the clearing agency, Fixed Income Clearing Corporation (FICC). Each repurchase agreement is recorded at cost. For both bilateral and cleared repurchase agreements, the fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. On a daily basis, the fund monitors the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. In the event of default, the settlement of a cleared repurchase agreement is guaranteed by FICC. Upon an event of default on a bilateral repurchase agreement, the non-defaulting party may close out all transactions traded under a Master Repurchase Agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the Master Repurchase Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. At August 31, 2025, the fund had investments in repurchase agreements with a gross value of $1,632,182,569 in the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at period end.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended August 31, 2025, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
During the year ended August 31, 2025, there were no significant adjustments due to differences between book and tax accounting.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 8/31/25	Year ended 8/31/24
Ordinary income (including any short-term capital gains)	$294,300,385	$328,646,171
The federal tax cost and the tax basis components of distributable earnings were as follows:

MFS Institutional Money Market Portfolio
Notes to Financial Statements  - continued
As of 8/31/25
Cost of investments	$6,075,867,246
Gross appreciation	88,427
Gross depreciation	(1,008,047)
Net unrealized appreciation (depreciation)	$(919,620)
Capital loss carryforwards	(94,837)
Total distributable earnings (loss)	$(1,014,457)
As of August 31, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(94,837)
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC is not paid a fee for providing these services. MFSC receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended August 31, 2025, these costs amounted to $916.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended August 31, 2025 was equivalent to an annual effective rate of 0.0003% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation - The fund may pay compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFSC. The independent Trustees do not currently receive compensation from the fund.
(4) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 8/31/25		Year ended 8/31/24
	Shares	Amount	Shares	Amount
Shares sold	68,679,688,816	$68,686,245,790	62,851,676,538	$62,856,298,730
Shares issued to shareholders in reinvestment of distributions	294,263,717	294,296,470	328,558,499	328,600,631
Shares reacquired	(69,908,333,122)	(69,915,094,540)	(61,725,397,491)	(61,729,667,786)
Net change	(934,380,589)	$(934,552,280)	1,454,837,546	$1,455,231,575
The fund is solely invested in by other MFS funds for the purpose of investing excess cash balances on a short-term basis.  The MFS funds do not invest in this fund for the purpose of exercising management or control.  At the end of the period, the MFS International Intrinsic Value Fund, the MFS International Equity Fund, the MFS Value Fund, and the MFS Emerging Markets Debt Fund were the owners of record of approximately 11%, 8%, 7%, and 7%, respectively, of the value of outstanding voting shares of the fund. No other MFS fund owned more than 5% of the value of outstanding voting shares of the fund.

MFS Institutional Money Market Portfolio
Notes to Financial Statements  - continued
(5) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended August 31, 2025, the fund’s commitment fee and interest expense were $31,646 and $0, respectively, and are included in “Commitment fee” in the Statement of Operations.

MFS Institutional Money Market Portfolio
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust XIV and the Shareholders of MFS Institutional Money Market Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Institutional Money Market Portfolio (the “Fund”), including the portfolio of investments, as of August 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 16, 2025
We have served as the auditor of one or more of the MFS investment companies since 1924.

MFS Institutional Money Market Portfolio
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2025 income tax forms in January 2026. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Institutional Money Market Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Institutional Money Market Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Institutional Money Market Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

MFS Institutional Money Market Portfolio
Board Review of Investment Advisory Agreement
MFS Institutional Money Market Portfolio
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
As part of their deliberations, the Trustees took into account that the Fund was formed solely to act as a cash sweep vehicle for other MFS Funds, and that shares of the Fund are not distributed or sold to the public.  The Trustees gave substantial consideration to the fact that MFS does not charge a separate advisory fee to the Fund under the investment advisory agreement or charge transfer agency fees, administrative services fees, sales loads or distribution and service fees to the Fund, but that MFS receives advisory and other fees from the MFS Funds that invest their cash balances in the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s fees and expenses and the fees and expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Fund, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s shares was in the 1st quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

MFS Institutional Money Market Portfolio
Board Review of Investment Advisory Agreement - continued
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s expenses, the Trustees considered, among other information, the Fund’s total expense ratio of the Fund’s shares as a percentage of average daily net assets and the total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge (which takes into account any expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s total expense ratio was lower than the Broadridge expense group median.  Because the Fund does not pay an advisory fee, the Trustees did not consider the extent to which economies of scale would be realized due to the Fund’s growth of assets, whether fee levels reflect economies of scale for shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative and transfer agency services provided to the Fund by MFS and its affiliates under agreements other than the investment advisory agreement.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto as EX-99.COE.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST XIV

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   October 16, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  October 16, 2025

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  October 16, 2025

*  Print name and title of each signing officer under his or her signature.